Share Capital - Additional information (Detail) - B. Riley Principal Capital II [Member]	6 Months Ended
Dec. 31, 2022 USD ($)
Class of Stock [Line Items]
Aggregate offering	$ 75,000,000
Share issue costs	$ 800,000